CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		77 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash flows from operating activities
Net (loss)	$ (1,197)	$ (2,526)	$ (9,319)
Adjustments to reconcile net (loss) to net cash (used in) Operating activities:
Depreciation	11	7	75
In-process research and development	0	0	1,427
Stock based compensation related to employees and nonemployees	390	1,891	2,635
Liability in respect of employees severance payment	0	(14)	0
Decrease (increase) in accounts receivable and prepaid expenses	(9)	3	(20)
Increase (decrease) in trade payables	(9)	2	39
Increase in related parties payables	107	20	275
Decrease (increase) in restricted cash	4	0	4
Increase (decrease) in accrued expenses and other liabilities	49	(33)	157
Net cash (used in) operating activities	(654)	(650)	(4,727)
Cash flows from investing activities
Purchase of property and equipment	(6)	0	(116)
Assets held for employees' severance payment	0	4	0
Investment in deposits	(5)	0	(26)
Prepaid expenses long term	0	(1)	(2)
Net cash (used in) provided by investing activities	(11)	3	(144)
Cash flows from financing activities
Proceeds from issuance of preferred stock	0	800	4,631
Proceeds from issuance of stock warrants	0	0	286
Proceeds from issuance of common stock, net	0	1	68
Net cash provided by financing activities	0	801	4,985
Increase (decrease) in cash and cash equivalents	(665)	154	114
Cash and cash equivalents at the beginning of the period	779	436	0
Cash and cash equivalents at the end of the period	114	590	114
Non cash transactions:
Issuance of common stock in acquisition of in-process research and development	0	0	1,427
Exchange of redeemable preferred stock with non-redeemable preferred stock	0	0	1,117
Additional information:
Cash paid for income taxes	0	0	0
Cash paid for interest expense	$ 0	$ 0	$ 0